Summary of Significant Accounting Policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue recognition
Maximum potential undiscounted future payments which the entity would be required to make under guarantee obligation	¥ 49,278	$ 7,552	¥ 39,773	¥ 26,433
Performance obligation	¥ 0		¥ 0